Earnings (Loss) Per Share (Tables)	3 Months Ended
Mar. 31, 2014
Earnings (Loss) Per Share [Abstract]
Schedule Computing Earnings (Loss) Per Share

The following table presents a reconciliation of the numerator and denominator of the basic and diluted income (loss) per share computations for the three months ended March 31, 2014 and 2013:

(in thousands, except per share amounts)	Three months ended March 31,
Numerator:	2014	2013
Net income (loss) attributable to Stratasys Ltd.- for the computation of basic
and diluted net income (loss) per share	$4,087	$(15,536)
Denominator:
Weighted average shares - denominator for basic net income (loss) per share	49,273	38,494
Add: Effect of dilutive securities
Additional shares from the assumed exercise of employee stock options and
unvested RSUs	1,312	-
Held back issuable shares in connection with MakerBot acquisition	655	-
Denominator for diluted income (loss) per share	51,240	38,494

Net income (loss) per share attributable to Stratasys Ltd.
Basic	$0.08	$(0.40)
Diluted	$0.08	$(0.40)